EQUITY - BBUC Exchangeable Shares (Details) - BBCU exchangeable shares	6 Months Ended
Jun. 30, 2023 shares
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	72,955,585
Converted to LP Units (in shares)	(622,000,000)
Balance at end of period (in shares)	72,954,963